Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Cancellation of contracts that would lead to cancellation fee		no
Cancellation fee for cancellation of contract during the period	$ 87,598
Minimum [Member]
Other Commitments [Line Items]
Cancellation fee for termination of contract	15.00%
Maximum [Member]
Other Commitments [Line Items]
Cancellation fee for termination of contract	100.00%